UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6570

Name of Fund: MuniYield New Jersey Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2005                   (in Thousands)

                   Face
                   Amount      Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 146.8%
-----------------------------------------------------------------------------------------------------------------------------------
                   $  1,000    Burlington County, New Jersey, Bridge Commission Revenue Bonds (Governmental Leasing
                               Program), 5.25% due 8/15/2020                                                              $   1,085
                   ----------------------------------------------------------------------------------------------------------------
                      1,500    Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)(j)                        1,561
                   ----------------------------------------------------------------------------------------------------------------
                               Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge Revenue Refunding
                               Bonds:
                      2,010        5% due 7/01/2021                                                                           2,112
                      3,645        5% due 7/01/2028                                                                           3,773
                   ----------------------------------------------------------------------------------------------------------------
                      3,930    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB, Series
                               396, 9.843% due 1/01/2019 (c)(e)                                                               4,876
                   ----------------------------------------------------------------------------------------------------------------
                      2,620    Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                               due 10/01/2028 (b)                                                                             2,739
                   ----------------------------------------------------------------------------------------------------------------
                               Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                               Series B (c):
                      6,860        5.12%** due 11/01/2023                                                                     2,939
                      4,540        5.25%** due 11/01/2028                                                                     1,484
                   ----------------------------------------------------------------------------------------------------------------
                               Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                               Revenue Bonds, Series A (c):
                      4,300        5.80% due 11/01/2022                                                                       4,833
                      5,460        5.75% due 11/01/2028                                                                       6,499
                   ----------------------------------------------------------------------------------------------------------------
                               Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                               Revenue Refunding Bonds (Waste Management Inc. Project):
                      1,180        AMT, Series B, 7% due 12/01/2029                                                           1,325
                      2,000        Series A, 6.85% due 12/01/2029                                                             2,245
                   ----------------------------------------------------------------------------------------------------------------
                      1,500    Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (d)                            1,819
                   ----------------------------------------------------------------------------------------------------------------
                     13,950    Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding Bonds
                               (Hudson County Lease Project), 5.375% due 10/01/2024 (b)                                      15,032
                   ----------------------------------------------------------------------------------------------------------------
                               Jackson Township, New Jersey, School District, GO (b):
                      3,090        5% due 4/15/2018                                                                           3,314
                      3,750        5% due 4/15/2019                                                                           4,021
                   ----------------------------------------------------------------------------------------------------------------
                               Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                               (Golf Course Projects):
                      1,455        5.25% due 6/01/2022                                                                        1,584
                      3,050        5% due 6/01/2029                                                                           3,182

Portfolio Abbreviations

To simplify the listings of MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
M/F         Multi-Family
RIB         Residual Interest Bonds
VRDN        Variable Rate Demand Notes

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2005                   (in Thousands)

                   Face
                   Amount      Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                   $  1,500    Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding
                               Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                                      $   1,593
                   ----------------------------------------------------------------------------------------------------------------
                               Monmouth County, New Jersey, Improvement Authority, Governmental Loan, Revenue Refunding
                               Bonds (a):
                      2,235        5% due 12/01/2015                                                                          2,415
                      2,345        5% due 12/01/2016                                                                          2,534
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Cigarette Tax Revenue Bonds:
                      1,720        5.625% due 6/15/2019                                                                       1,829
                      1,275        5.75% due 6/15/2029                                                                        1,355
                        370        5.50% due 6/15/2031                                                                          384
                        755        5.75% due 6/15/2034                                                                          800
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
                        600        5.25% due 6/01/2024                                                                          638
                        685        5.25% due 6/01/2032                                                                          726
                   ----------------------------------------------------------------------------------------------------------------
                      1,500    New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C, 5.50%
                               due 1/01/2028                                                                                  1,498
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, First Mortgage, Revenue Refunding Bonds, Series A:
                      1,250        (Fellowship Village), 5.50% due 1/01/2018                                                  1,269
                      3,500        (Fellowship Village), 5.50% due 1/01/2025                                                  3,509
                      2,500        (The Winchester Gardens at Ward Homestead Project), 5.75% due 11/01/2024                   2,604
                      2,000        (The Winchester Gardens at Ward Homestead Project), 5.80% due 11/01/2031                   2,065
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (d):
                     14,000        5.25% due 7/01/2033                                                                       15,058
                      2,870        5% due 7/01/2034                                                                           2,998
                   ----------------------------------------------------------------------------------------------------------------
                      5,575    New Jersey EDA, Natural Gas Facilities, Revenue Refunding Bonds (NUI Corporation), RIB,
                               Series 371, 10.56% due 10/01/2022 (a)(e)                                                       5,835
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Revenue Bonds:
                        400        (Department of Human Services), 5% due 7/01/2011                                             433
                        220        (Department of Human Services), 5% due 7/01/2012                                             237
                      3,850        (Saint Barnabas Project), Series A, 6.30%** due 7/01/2024 (d)                              1,559
                   ----------------------------------------------------------------------------------------------------------------
                      2,095    New Jersey EDA, School Facilities Construction Revenue Bonds, Series I, 5% due 9/01/2027       2,172
                   ----------------------------------------------------------------------------------------------------------------
                      2,870    New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K, 5.25%
                               due 12/15/2015 (b)                                                                             3,225
                   ----------------------------------------------------------------------------------------------------------------
                      3,335    New Jersey EDA, Water Facilities Revenue Bonds, RIB, AMT, Series 417, 11.58%
                               due 11/01/2034 (b)(e)                                                                          3,492
                   ----------------------------------------------------------------------------------------------------------------
                      2,650    New Jersey EDA, Water Facilities, Revenue Refunding Bonds (United Water of New Jersey
                               Inc. Project), VRDN, Series A, 1.74% due 11/01/2026 (a)(i)                                     2,650
                   ----------------------------------------------------------------------------------------------------------------
                      5,975    New Jersey Environmental Infrastructure Trust Revenue Bonds (Environmental
                               Infrastructure), Series A, 5.25% due 9/01/2017                                                 6,562
                   ----------------------------------------------------------------------------------------------------------------
                      1,100    New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds
                               (Catholic Health East), Series A, 5.375% due 11/15/2033                                        1,139
                   ----------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2005                   (in Thousands)

                   Face
                   Amount      Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                   $  2,345        (Pascack Valley Hospital Association), 6.625% due 7/01/2036                            $   2,314
                      4,000        (Robert Wood University), 5.70% due 7/01/2020 (a)                                          4,419
                      1,875        (Somerset Medical Center), 5.50% due 7/01/2033                                             1,872
                      6,640        (South Jersey Hospital), 6% due 7/01/2026                                                  7,113
                      2,000        (Southern Ocean County Hospital), 5.125% due 7/01/2031 (f)                                 2,072
                      4,200        (Southern Ocean County Hospital), Series A, 6.25% due 7/01/2023                            4,224
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                      1,020        (Atlantic City Medical Center), 6.25% due 7/01/2017                                        1,167
                      2,185        (Atlantic City Medical Center), 5.75% due 7/01/2025                                        2,350
                      1,650        (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                1,767
                      5,500        (Holy Name Hospital), 6% due 7/01/2025                                                     5,736
                      1,500        (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (c)                         1,628
                      2,250        (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                        2,434
                      2,195        (Meridian Health System Obligation Group), 5.25% due 7/01/2029 (c)                         2,339
                      1,415        (Saint Clare's Hospital Inc.), Series A, 4.25% due 7/01/2017 (f)                           1,407
                   ----------------------------------------------------------------------------------------------------------------
                      1,000    New Jersey Sports and Exposition Authority, State Contract, Revenue Refunding Bonds,
                               VRDN, Series B-1, 1.79% due 3/01/2021 (d)(i)                                                   1,000
                   ----------------------------------------------------------------------------------------------------------------
                      4,150    New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement
                               Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                                              4,451
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey State Educational Facilities Authority Revenue Bonds:
                        985        (Bloomfield College), Series A, 6.85% due 7/01/2030                                        1,007
                      2,000        (Georgian Court College Project), Series C, 6.50% due 7/01/2033                            2,255
                      1,730        (Rowan University), Series B, 5.25% due 7/01/2017 (b)                                      1,887
                      1,620        (Rowan University), Series B, 5.25% due 7/01/2018 (b)                                      1,765
                      2,165        (Rowan University), Series C, 5.125% due 7/01/2028 (d)                                     2,298
                      1,955        (Rowan University), Series C, 5% due 7/01/2034 (d)                                         2,042
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
                      5,305        (Montclair State University), Series L, 5% due 7/01/2034 (d)                               5,542
                      3,870        (Princeton Theological Seminary), 5% due 7/01/2026                                         4,075
                      3,725        (Princeton University), Series E, 5% due 7/01/2020                                         3,976
                      1,000        (Rider University), 5% due 7/01/2017 (f)                                                   1,053
                      1,255        (Rider University), Series A, 5.50% due 7/01/2023 (f)                                      1,367
                      1,450        (Rider University), Series A, 5.25% due 7/01/2034 (f)                                      1,538
                      1,515        (William Paterson University), Series E, 5.25% due 7/01/2018 (h)                           1,660
                      1,595        (William Paterson University), Series E, 5.25% due 7/01/2019 (h)                           1,747
                      1,680        (William Paterson University), Series E, 5.25% due 7/01/2020 (h)                           1,834
                   ----------------------------------------------------------------------------------------------------------------
                      4,605    New Jersey State, GO, Refunding, Series L, 5.25% due 7/15/2017 (a)                             5,211
                   ----------------------------------------------------------------------------------------------------------------
                      6,390    New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds, AMT,
                               Series A, 5.30% due 6/01/2017 (a)                                                              6,642
                   ----------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2005                   (in Thousands)

                   Face
                   Amount      Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                   $  2,500    New Jersey State Highway Authority, Garden State Parkway, General Revenue Refunding
                               Bonds, 5.625% due 1/01/2010 (g)                                                            $   2,815
                   ----------------------------------------------------------------------------------------------------------------
                      7,175    New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program Revenue
                               Bonds, Series A, 4.70% due 11/01/2025 (c)                                                      7,273
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds, AMT (d):
                      5,350        Series CC, 5.80% due 10/01/2020                                                            5,673
                      3,335        Series U, 5.60% due 10/01/2012                                                             3,476
                   ----------------------------------------------------------------------------------------------------------------
                      1,795    New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                               Bonds, Series A, 6.05% due 5/01/2005 (a)                                                       1,836
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, Series D (b):
                      1,570        4.50% due 11/01/2019                                                                       1,568
                      1,650        4.60% due 11/01/2025                                                                       1,648
                   ----------------------------------------------------------------------------------------------------------------
                      3,620    New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                               Series B, 5.75% due 9/15/2014                                                                  4,037
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey State Transportation Trust Fund Authority, Transportation System, Revenue
                               Refunding Bonds, Series B (d):
                      4,735        5.50% due 12/15/2015                                                                       5,402
                      5,865        5.50% due 12/15/2021                                                                       6,769
                   ----------------------------------------------------------------------------------------------------------------
                               New Jersey State Turnpike Authority, Turnpike Revenue Bonds:
                      4,870        Series B, 5.14%** due 1/01/2035 (a)                                                        3,031
                      4,900        VRDN, Series C-2, 1.84% due 1/01/2024 (c)(i)                                               4,900
                   ----------------------------------------------------------------------------------------------------------------
                      5,000    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5.75%
                               due 1/01/2010 (d)(g)                                                                           5,615
                   ----------------------------------------------------------------------------------------------------------------
                      1,840    Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                               Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects), 5%
                               due 1/01/2037 (d)                                                                              1,909
                   ----------------------------------------------------------------------------------------------------------------
                      5,000    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                               6.125% due 6/01/2094                                                                           5,960
                   ----------------------------------------------------------------------------------------------------------------
                      4,435    Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT, Class R,
                               Series 10, 9.583% due 1/15/2017 (c)(e)                                                         4,946
                   ----------------------------------------------------------------------------------------------------------------
                      5,300    Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                               Series 153, 8.324% due 9/15/2012 (b)(e)                                                        5,765
                   ----------------------------------------------------------------------------------------------------------------
                      2,000    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                               International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)                           2,162
                   ----------------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds
                               (Versatile Structure Obligation), VRDN (i):
                        300        AMT, Series 4, 1.69% due 4/01/2024                                                           300
                        150        Series 5, 1.76% due 8/01/2024                                                                150
                   ----------------------------------------------------------------------------------------------------------------

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2005                   (in Thousands)

                   Face
                   Amount      Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                               South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds:
                   $  4,280        4.75% due 1/01/2018                                                                    $   4,427
                      2,485        4.85% due 1/01/2019                                                                        2,580
                      2,000        5% due 1/01/2020                                                                           2,095
                   ----------------------------------------------------------------------------------------------------------------
                      4,740    Tobacco Settlement Financing Corporation of New Jersey, Asset Backed, Revenue Refunding
                               Bonds, 5.75% due 6/01/2032                                                                     4,726
                   ----------------------------------------------------------------------------------------------------------------
                      3,010    Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041         3,230
                   ----------------------------------------------------------------------------------------------------------------
                               Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                               (Ogden Martin System of Union), AMT, Series A (a)(e):
                      1,585        5.375% due 6/01/2017                                                                       1,678
                      1,175        5.375% due 6/01/2018                                                                       1,244
                   ----------------------------------------------------------------------------------------------------------------
                               University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                        945        5.50% due 12/01/2018                                                                       1,060
                      1,900        5.50% due 12/01/2019                                                                       2,131
                      1,870        5.50% due 12/01/2020                                                                       2,090
                      1,435        5.50% due 12/01/2021                                                                       1,604
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
                      2,500    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP, 5%
                               due 7/01/2025 (b)                                                                              2,657
                   ----------------------------------------------------------------------------------------------------------------
                      1,900    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                               6.625% due 6/01/2026                                                                           2,054
                   ----------------------------------------------------------------------------------------------------------------
                      8,750    Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211, 8.36%
                               due 7/01/2021 (d)(e)                                                                          10,060
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
                      3,500    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
                               Project), AMT, 6.50% due 7/01/2021                                                             3,831
                   ----------------------------------------------------------------------------------------------------------------
                      1,900    Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                               Refinery), AMT, 5.875% due 7/01/2022                                                           2,018
                   ----------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $327,019*) - 156.0%                                                347,914

                               Liabilities in Excess of Other Assets - (2.6%)                                                (5,842)

                               Preferred Stock, at Redemption Value - (53.4%)                                              (119,019)
                                                                                                                          ---------
                               Net Assets Applicable to Common Stock - 100.0%                                             $ 223,053
                                                                                                                          =========

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2005

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 327,019
                                                                      =========
      Gross unrealized appreciation                                   $  21,399
      Gross unrealized depreciation                                        (504)
                                                                      ---------
      Net unrealized appreciation                                     $  20,895
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(f)   Radian Insured.
(g)   Prerefunded.
(h)   XL Capital Insured.
(i) Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(j) All or a portion of security held as collateral with open financial future contracts.

      Forward interest rate swaps outstanding as of February 28, 2005 were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
                                                       Notional     Unrealized
                                                        Amount     Appreciation
      -------------------------------------------------------------------------

      Receive a variable rate equal to
      7-Day Bond Market Association
      Municipal Swap Index Rate and pay
      a fixed rate of 3.759%

      Broker, JPMorgan Chase Bank
      Expires November 2018                           $    2,510         $  32

      Receive a variable rate equal to
      7-Day Bond Market Association
      Municipal Swap Index Rate and pay
      a fixed rate of 3.971%

      Broker, JPMorgan Chase Bank
      Expires August 2026                             $    5,310            90
      -------------------------------------------------------------------------
      Total                                                              $ 122
                                                                         =====

MuniYield New Jersey Fund, Inc.
Schedule of Investments as of February 28, 2005

      Financial futures contracts sold as of February 28, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                      Expiration          Face         Unrealized
      Contracts       Issue             Date            Value       Appreciation
      --------------------------------------------------------------------------
          385     10-Year U.S.          March
                  Treasury Future       2005           $ 43,161       $    474
      --------------------------------------------------------------------------

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                       Dividend
      Affiliate                                  Net Activity           Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund          $ (9,631)              $4
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield New Jersey Fund, Inc.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield New Jersey Fund, Inc.

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield New Jersey Fund, Inc.

Date: April 22, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield New Jersey Fund, Inc.

Date: April 22, 2005